UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21698

The Gabelli Global Gold,

Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Gold, Natural Resources & Income Trust

Semiannual Report — June 30, 2011

Caesar Bryan	Barbara G. Marcin, CFA	Vincent H. Roche

To Our Shareholders,

For the six months ended June 30, 2011, the net asset value (“NAV”) of The Gabelli Global Gold, Natural Resources & Income Trust (the “Fund”) total return was 0.44%, compared with returns of 2.42% and (11.23)% for the Chicago Board Options Exchange (“CBOE”) S&P 500 Buy/Write Index and the Philadelphia Gold & Silver Index, respectively. The total return for the Fund’s publicly traded shares was (3.34)%. On June 30, 2011, the Fund’s NAV per share was $17.48, while the price of the publicly traded shares closed at $17.77 on the New York Stock Exchange (“NYSE”).

Enclosed are the portfolio of investments and financial statements as of June 30, 2011.

Comparative Results

Average Annual Returns through June 30, 2011 (a) (Unaudited)
	Quarter	Year to Date	1 Year	3 Year	5 Year	Since Inception (03/31/05)
Gabelli Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	(2.75)%	0.44%	30.68%	(8.73)%	3.88%	8.06%
Investment Total Return (c)	(3.56)	(3.34)	25.01	(6.19)	4.95	7.30
CBOE S&P 500 Buy/Write Index	0.92	2.42	19.52	1.15	2.33	3.26
Barclays Capital Government/Corporate Bond Index	0.04	0.09	0.20	0.46	2.01	5.30
Amex Energy Select Sector Index	(5.14)	11.41	54.29	(3.34)	7.69	11.27
Philadelphia Gold & Silver Index	(7.20)	(11.23)	13.23	0.99	6.98	12.99
(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Amex Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. The Barclays Capital Government/Corporate Bond Index is an unmanaged market value weighted index that tracks the total return performance of fixed rate, publicly placed, dollar denominated obligations. Dividends and interest income are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2011:

Long Positions
Metals and Mining	49.8%
Energy and Energy Services	41.5%
U.S. Government Obligations	8.7%

100.0%

Short Positions
Call Options Written	(2.7)%
Put Options Written	(0.3)%

(3.0)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2011. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to the Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Shareholder Meeting – May 16, 2011 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 16, 2011 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Frank J. Fahrenkopf, Jr. and Salvatore J. Zizza as Trustees of the Fund. A total of 51,561,099 votes and 56,578,996 votes were cast in favor of these Trustees and a total of 6,554,505 votes and 1,536,607 votes were withheld for these Trustees, respectively. In addition, preferred shareholders, voting as a separate class, elected Anthony J. Colavita as a Trustee of the Fund. A total of 3,716,943 votes were cast in favor of this Trustee and a total of 71,407 votes were withheld for this Trustee.

James P. Conn, Mario d’Urso, Vincent D. Enright, Michael J. Melarkey, Salvatore M. Salibello, and Anthonie C. van Ekris continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 89.4%
	Energy and Energy Services — 41.3%
330,000	Anadarko Petroleum Corp.	$24,535,688	$25,330,800
159,500	Apache Corp.	17,628,719	19,680,705
256,325	Baker Hughes Inc. (a)	12,551,076	18,598,942
785,000	BG Group plc	16,308,875	17,814,851
493,400	BP plc, ADR (a)	24,594,055	21,852,686
410,000	Cameron International Corp.†	24,343,936	20,618,900
682,000	Cheniere Energy Inc.†	6,599,620	6,247,120
89,000	Chevron Corp. (a)	7,675,717	9,152,760
307,692	Comanche Energy Inc.† (b)(c)(d)	1,849,999	0
130,000	ConocoPhillips (a)	9,112,619	9,774,700
770,000	CVR Energy Inc.†	15,977,630	18,957,400
343,500	Denbury Resources Inc.†	6,844,857	6,870,000
860,000	El Paso Corp.	11,897,638	17,372,000
200,000	Ensco plc, ADR	11,250,500	10,660,000
200,000	EOG Resources Inc.	19,670,600	20,910,000
65,000	Galp Energia SGPS SA, Cl. B	1,545,027	1,550,582
575,000	Halliburton Co. (a)	18,275,402	29,325,000
140,000	Hess Corp.	9,658,768	10,466,400
200,000	Marathon Oil Corp.	10,281,880	10,536,000
75,000	Murphy Oil Corp. (a)	3,756,160	4,924,500
180,000	Nabors Industries Ltd.†	4,986,000	4,435,200
350,000	National Oilwell Varco Inc.	26,009,367	27,373,500
450,000	Nexen Inc.	10,051,257	10,125,000
167,000	Noble Energy Inc.	15,049,050	14,968,210
50,000	Occidental Petroleum Corp.	4,915,385	5,202,000
70,000	Oil States International Inc.†	5,500,082	5,593,700
582,000	Petroleo Brasileiro SA, ADR (a)	22,599,409	19,706,520
200,000	Rowan Companies Inc.† (a)	6,011,157	7,762,000
168,000	Royal Dutch Shell plc, Cl. A	5,872,885	5,980,451
160,000	Schlumberger Ltd.	13,727,520	13,824,000
250,000	Statoil ASA, ADR	6,185,770	6,362,500
634,500	Suncor Energy Inc. (a)	21,571,824	24,808,950
650,000	Talisman Energy Inc.	16,093,035	13,318,500
220,000	The Williams Companies Inc. (a)	5,137,880	6,655,000
445,000	Total SA, ADR	24,062,772	25,738,800
123,200	Transocean Ltd. (a)	8,317,406	7,953,792
120,000	Ultra Petroleum Corp.†	5,186,400	5,496,000
350,000	Valero Energy Corp.	9,799,195	8,949,500
945,500	Weatherford International Ltd.† (a)	18,801,356	17,728,125

		484,236,516	512,625,094

Shares			Cost	Market Value

		Metals and Mining — 48.1%
719,000		Agnico-Eagle Mines Ltd. (a)	$50,854,929	$45,390,470
393,000		Anglo American plc	18,728,599	19,474,335
633,500		AngloGold Ashanti Ltd., ADR (a)	25,567,149	26,664,015
439,000		Antofagasta plc	10,302,574	9,821,785
636,000		Barrick Gold Corp. (a)	26,382,771	28,804,440
177,000		BHP Billiton Ltd., ADR (a)	13,646,512	16,749,510
1,070,000		Centamin Egypt Ltd.†	1,932,512	2,152,315
300,000		Compania de Minas Buenaventura SA, ADR	13,136,339	11,394,000
83,000		Detour Gold Corp.†	1,325,850	2,405,361
1,000,000	(e)	Duluth Metals Ltd.†	2,404,020	2,467,728
700,000		Eldorado Gold Corp.	10,065,568	10,328,166
175,000		Franco-Nevada Corp.	4,784,483	6,532,220
439,962		Freeport-McMoRan Copper & Gold Inc. (a)	20,324,758	23,273,990
658,500		Fresnillo plc	8,279,434	14,817,227
410,000		Gem Diamonds Ltd.†	1,370,512	1,508,867
1,988,400		Gold Fields Ltd., ADR (a)	27,852,564	29,010,756
350,000		Goldcorp Inc. (a)	15,167,938	16,894,500
841,600		Harmony Gold Mining Co. Ltd., ADR (a)	8,837,239	11,125,952
1,779,700		Hochschild Mining plc	10,118,158	13,127,740
160,000		HudBay Minerals Inc.	1,657,398	2,388,926
195,000		Hummingbird Resources plc†	510,798	388,078
285,000		IAMGOLD Corp.	4,188,117	5,346,600
412,000		Impala Platinum Holdings Ltd.	9,868,055	11,100,932
213,542		Ivanhoe Mines Ltd.†	5,492,013	5,402,613
200,000		Kingsgate Consolidated Ltd.	2,078,652	1,716,075
1,833,800		Kinross Gold Corp., New York (a)	31,915,346	28,974,040
3,592		Kinross Gold Corp., Toronto	68,647	56,723
250,600		Lundin Mining Corp., OTC† (a)	2,134,634	1,917,090
1,400,000		Lundin Mining Corp., Toronto†	9,916,584	10,741,874
221,000		MAG Silver Corp.†	1,434,528	2,208,969
934,725		Newcrest Mining Ltd. (b)	27,205,104	37,856,362
539,500		Newmont Mining Corp. (a)	30,244,578	29,116,815
750,000		Northgate Minerals Corp.†	2,254,269	1,950,000
165,000		Osisko Mining Corp.†	1,343,879	2,564,519
49,262		OZ Minerals Ltd.	517,615	697,427
3,247,511		PanAust Ltd.†	7,397,769	13,131,318
211,300		Peabody Energy Corp. (a)	12,890,871	12,447,683
494,100		Randgold Resources Ltd., ADR (a)	41,038,614	41,529,105
3,851,298		Red 5 Ltd.†	634,005	475,030
6,984,000		Red 5 Ltd., ASE†	1,107,015	861,427

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
293,600	Rio Tinto plc, ADR (a)	$19,945,648	$21,233,152
321,700	Royal Gold Inc.	14,687,553	18,841,969
621,250	Sandfire Resources NL†	3,129,444	4,697,554
500,000	SEMAFO Inc.†	3,145,726	3,831,199
257,015	Vale SA, ADR (a)	7,885,667	8,211,629
207,000	Witwatersrand Consolidated Gold Resources Ltd.†	1,645,433	1,224,526
1,008,305	Xstrata plc	20,209,118	22,194,781
1,200,000	Yamana Gold Inc. (a)	13,116,113	13,956,000

		548,745,102	597,005,793

	TOTAL COMMON STOCKS	1,032,981,618	1,109,630,887

	CONVERTIBLE PREFERRED STOCKS — 0.3%
	Metals and Mining — 0.3%
10,000	Vale Capital II, 6.750%, Cv. Pfd., Ser. VALE	500,000	883,400
35,000	Vale Capital II, 6.750%, Cv. Pfd., Ser. VALP	1,750,000	3,234,000

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,250,000	4,117,400

	WARRANTS — 0.1%
	Energy and Energy Services — 0.0%
34,091	Comanche Energy Inc., Cl. A, expire 06/18/13† (b)(c)(d)	93,750	0
36,197	Comanche Energy Inc., Cl. B, expire 06/18/13† (b)(c)(d)	93,750	0
82,965	Comanche Energy Inc., Cl. C, expire 06/18/13† (b)(c)(d)	187,501	0

		375,001	0

	Metals and Mining — 0.1%
62,500	Franco-Nevada Corp., expire 03/13/12† (b)	400,744	340,220
87,500	Franco-Nevada Corp., expire 06/16/17†	0	553,424

		400,744	893,644

	TOTAL WARRANTS	775,745	893,644

Principal Amount			Cost	Market Value

		CONVERTIBLE CORPORATE BONDS — 1.0%
		Energy and Energy Services — 0.1%
$1,500,000		Chesapeake Energy Corp., Cv., 2.250%, 12/15/38	$686,588	$1,366,875

		Metals and Mining — 0.9%
2,800,000		Detour Gold Corp., Cv., 5.500%, 11/30/17 (b)	2,800,000	$3,104,500
5,000,000		Newmont Mining Corp., Ser. B, Cv., 1.625%, 07/15/17	3,852,311	6,750,000
725,000	(g)	Wesdome Gold Mines Ltd., Deb. Cv., 7.000%, 05/31/12 (b)(d)(f)	687,162	811,862

			7,339,473	10,666,362

		TOTAL CONVERTIBLE CORPORATE BONDS	8,026,061	12,033,237

		CORPORATE BONDS — 0.5%
		Energy and Energy Services — 0.1%
4,824,716		Comanche Energy Inc., PIK, 15.500%, 06/13/13 (b)(c)(d)	4,736,618	43,047
500,000		Tesoro Corp., 9.750%, 06/01/19	483,427	561,250

			5,220,045	604,297

		Metals and Mining — 0.4%
5,000,000		Xstrata Canada Corp., 7.250%, 07/15/12	4,943,085	5,287,620

		TOTAL CORPORATE BONDS	10,163,130	5,891,917

		U.S. GOVERNMENT OBLIGATIONS — 8.7%
107,775,000		U.S. Treasury Bills, 0.035% to 0.160%††, 07/28/11 to 12/15/11 (a)	107,750,946	107,762,180

TOTAL INVESTMENTS —100.0%			$1,161,947,500	1,240,329,265

CALL OPTIONS WRITTEN (Premiums received $39,446,539)				(33,602,272)

PUT OPTIONS WRITTEN (Premiums received $5,777,550)				(3,668,013)

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

			Market Value

Other Assets and Liabilities (Net)			$31,905,792

PREFERRED STOCK (3,955,687 preferred shares outstanding)			(98,892,175)

NET ASSETS — COMMON STOCK (64,988,693 common shares outstanding)			$1,136,072,597

NET ASSET VALUE PER COMMON SHARE ($1,136,072,597 ÷ 64,988,693 shares outstanding)			$17.48

Number of Contracts		Expiration Date/ Exercise Price	Market Value

	OPTIONS CONTRACTS WRITTEN (h) — (3.0)%
	Call Options Written — (2.7)%
1,000	Agnico-Eagle Mines Ltd.	Aug. 11/67.50	$160,000
6,190	Agnico-Eagle Mines Ltd.	Nov. 11/72.50	1,343,230
700	Anadarko Petroleum Corp.	Aug. 11/80	170,100
600	Anadarko Petroleum Corp.	Aug. 11/85	60,600
2,000	Anadarko Petroleum Corp.	Nov. 11/85	680,000
129	Anglo American plc (i)	Dec. 11/32	447,205
129	Anglo American plc (i)	Dec. 11/34	296,066
135	Anglo American plc (i)	Dec. 11/3600	197,711
6,335	AngloGold Ashanti Ltd., ADR	Oct. 11/50	380,100
239	Antofagasta plc (i)	Sep. 11/15.27	94,937
179	Antofagasta plc (i)	Dec. 11/14.31	341,346
595	Apache Corp.	Oct. 11/125	373,065
1,000	Apache Corp.	Oct. 11/135	283,000
800	Baker Hughes Inc.	Jul. 11/75	56,000
1,063	Baker Hughes Inc.	Oct. 11/77.50	372,050
700	Baker Hughes Inc.	Jan. 12/85	217,000
6,360	Barrick Gold Corp.	Oct. 11/50	699,600
325	BG Group plc (i)	Aug. 11/14.50	221,685
100	BG Group plc (i)	Aug. 11/15	42,933
360	BG Group plc (i)	Sep. 11/1500	273,003
250	BHP Billiton Ltd., ADR	Nov. 11/95	151,250
1,520	BHP Billiton Ltd., ADR	Nov. 11/97.50	741,000
4,934	BP plc, ADR	Jan. 12/50	537,806
2,000	Cameron International Corp.	Aug. 11/50	580,000
2,100	Cameron International Corp.	Nov. 11/60	285,600
820	Cheniere Energy Inc.	Sep. 11/15	12,300
2,000	Cheniere Energy Inc.	Dec. 11/13	160,000
4,000	Cheniere Energy Inc.	Dec. 11/15	200,000
555	Chesapeake Energy Corp.	Jul. 11/37	2,775

Number of Contracts		Expiration Date/ Exercise Price	Market Value

890	Chevron Corp.	Dec. 11/110	$218,050
1,200	Compania de Minas Buenaventura SA, ADR	Sep. 11/43	114,000
1,800	Compania de Minas Buenaventura SA, ADR	Sep. 11/44	171,000
1,300	ConocoPhillips	Nov. 11/80	249,600
1,000	CVR Energy Inc.	Jul. 11/22.50	240,000
1,500	CVR Energy Inc.	Sep. 11/22.50	540,000
4,000	CVR Energy Inc.	Sep. 11/25	880,000
1,200	CVR Energy Inc.	Dec. 11/25	390,000
2,835	Denbury Resources Inc.	Sep. 11/22	170,100
600	Denbury Resources Inc.	Sep. 11/25	6,000
4,000	El Paso Corp.	Jul. 11/18	880,000
2,000	El Paso Corp.	Oct. 11/20	282,000
2,600	El Paso Corp.	Oct. 11/21	241,800
3,500	Eldorado Gold Corp. (j)	Aug. 11/18	21,774
3,500	Eldorado Gold Corp. (j)	Nov. 11/17	170,564
2,000	Ensco plc, ADR	Dec. 11/60	400,000
1,000	EOG Resources Inc.	Jul. 11/100	525,000
1,000	EOG Resources Inc.	Oct. 11/115	262,000
1,750	Franco-Nevada Corp. (j)	Oct. 11/36	344,756
3,500	Freeport-McMoRan Copper & Gold Inc.	Aug. 11/54.50	703,500
900	Freeport-McMoRan Copper & Gold Inc.	Sep. 11/53	154,800
6,500	Gold Fields Ltd., ADR	Jul. 11/17	6,500
6,500	Gold Fields Ltd., ADR	Oct. 11/16	273,000
6,884	Gold Fields Ltd., ADR	Oct. 11/17	168,658
3,000	Goldcorp Inc.	Oct. 11/50	738,000
500	Goldcorp Inc.	Oct. 11/55	50,500
500	Halliburton Co.	Jul. 11/49	128,500
1,784	Halliburton Co.	Jul. 11/50	330,040
500	Halliburton Co.	Oct. 11/52.50	152,500
2,966	Halliburton Co.	Oct. 11/55	637,690
8,416	Harmony Gold Mining Co. Ltd., ADR	Aug. 11/15	168,320
1,400	Hess Corp.	Nov. 11/75	819,000
1,600	HudBay Minerals Inc. (j)	Sep. 11/15	91,244

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value

	OPTIONS CONTRACTS WRITTEN (Continued)
	Call Options Written (Continued)
2,850	IAMGOLD Corp.	Sep. 11/22	$106,875
2,135	Ivanhoe Mines Ltd.	Sep. 11/27	320,250
614	Kinross Gold Corp.	Aug. 11/20	2,763
8,880	Kinross Gold Corp.	Nov. 11/17	799,200
8,880	Kinross Gold Corp.	Nov. 11/19	359,640
4,500	Lundin Mining Corp. (j)	Jul. 11/7	268,288
8,506	Lundin Mining Corp. (j)	Jul. 11/8	110,244
3,500	Lundin Mining Corp. (j)	Oct. 11/8	181,451
2,000	Marathon Oil Corp.	Oct. 11/55	464,000
750	Murphy Oil Corp.	Oct. 11/70	153,750
1,800	Nabors Industries Ltd.	Sep. 11/29	76,500
2,100	National Oilwell Varco Inc.	Aug. 11/85	252,000
1,400	National Oilwell Varco Inc.	Nov. 11/82.50	658,000
181	Newcrest Mining Ltd. (k)	Sep. 11/46	22,073
181	Newcrest Mining Ltd. (k)	Sep. 11/47	15,006
3,420	Newmont Mining Corp.	Sep. 11/57.50	427,500
1,975	Newmont Mining Corp.	Dec. 11/60	372,287
250	Nexen Inc.	Sep. 11/26	12,250
750	Nexen Inc.	Sep. 11/27	18,750
3,500	Nexen Inc.	Dec. 11/24	568,750
250	Noble Energy Inc.	Aug. 11/97.50	23,750
1,420	Noble Energy Inc.	Aug. 11/100	78,100
500	Occidental Petroleum Corp.	Aug. 11/110	94,000
700	Oil States International Inc.	Sep. 11/80	364,000
2,400	PanAust Ltd. (k)	Sep. 11/4.50	39,641
2,113	Peabody Energy Corp.	Dec. 11/67.50	526,137
200	Petroleo Brasileiro SA, ADR	Jul. 11/37	400
4,120	Petroleo Brasileiro SA, ADR	Jul. 11/42	12,360
3,000	Petroleo Brasileiro SA, ADR	Aug. 11/35	165,000
4,941	Randgold Resources Ltd., ADR	Sep. 11/95	691,740
1,936	Rio Tinto plc, ADR	Jul. 11/70	586,608
1,000	Rio Tinto plc, ADR	Jul. 11/72.50	140,000
2,000	Rowan Companies Inc.	Oct. 11/42	330,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value

168	Royal Dutch Shell plc, Cl. A (i)	Sep. 11/22	$208,965
2,717	Royal Gold Inc.	Jul. 11/55	1,032,460
500	Royal Gold Inc.	Oct. 11/65	69,500
1,600	Schlumberger Ltd.	Aug. 11/90	307,200
2,500	Statoil ASA, ADR	Oct. 11/28.50	121,900
5,645	Suncor Energy Inc.	Dec. 11/45	747,963
700	Suncor Energy Inc.	Dec. 11/50	35,700
4,000	Talisman Energy Inc.	Jul. 11/25	20,000
2,500	Talisman Energy Inc.	Oct. 11/24	81,250
2,200	The Williams Companies Inc.	Aug. 11/33	96,800
450	Total SA, ADR	Aug. 11/60	47,250
3,000	Total SA, ADR	Aug. 11/65	30,000
1,000	Total SA, ADR	Nov. 11/65	80,000
800	Transocean Ltd.	Aug. 11/75	19,200
432	Transocean Ltd.	Nov. 11/80	32,832
1,200	Ultra Petroleum Corp.	Sep. 11/50	108,000
2,570	Vale SA, ADR	Dec. 11/35	267,280
3,500	Valero Energy Corp.	Sep. 11/28	280,000
2,000	Weatherford International Ltd.	Aug. 11/21	84,000
3,955	Weatherford International Ltd.	Aug. 11/22	102,830
1,500	Weatherford International Ltd.	Aug. 11/23	25,500
2,000	Weatherford International Ltd.	Nov. 11/22	159,000
315	Xstrata plc (i)	Sep. 11/16	64,459
393	Xstrata plc (i)	Dec. 11/14	667,016
300	Xstrata plc (i)	Dec. 11/15	322,596
4,000	Yamana Gold Inc.	Jul. 11/13	16,000
4,000	Yamana Gold Inc.	Oct. 11/12	276,000
4,000	Yamana Gold Inc.	Oct. 11/13	148,000

	TOTAL CALL OPTIONS WRITTEN (Premiums received $39,446,539)		33,602,272

	Put Options Written — (0.3)%
700	Anadarko Petroleum Corp.	Aug. 11/70	108,500
400	Antofagasta plc (i)	Sep. 11/11.45	373,954
500	Atwood Oceanics Inc.	Dec. 11/40	122,500
3,500	Cheniere Energy Inc.	Dec. 11/7	323,750
1,100	CVR Energy Inc.	Sep. 11/17.50	33,000
1,400	Denbury Resources Inc.	Dec. 11/17	122,500
2,000	Freeport-McMoRan Copper & Gold Inc.	Aug. 11/47	206,000
1,400	Gold Fields Ltd., ADR	Jul. 11/15	79,800
2,000	Nabors Industries Ltd.	Dec. 11/24	450,000
1,000	Nexen Inc.	Sep. 11/20	65,000

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value

	OPTIONS CONTRACTS WRITTEN (Continued)
	Put Options Written (Continued)
1,000	Nexen Inc.	Sep. 11/22.50	$157,500
1,000	Nexen Inc.	Dec. 11/20	125,000
330	Oil Service HOLDRS (SM) Trust	Jan. 12/104.10	53,625
675	Oil States International Inc.	Sep. 11/70	141,750
409	Randgold Resources Ltd., ADR	Sep. 11/75	73,620
700	Suncor Energy Inc.	Dec. 11/38	213,500
1,000	Talisman Energy Inc.	Oct. 11/22	232,500
500	Technip SA (l)	Sep. 11/68	133,414
900	Total SA, ADR	Nov. 11/52.50	175,500
3,000	Valero Energy Corp.	Sep. 11/24	360,000
2,000	Weatherford International Ltd.	Nov. 11/15	112,000
2,300	Yamana Gold Inc.	Jul. 11/10	4,600

	TOTAL PUT OPTIONS WRITTEN (Premiums received $5,777,550)		3,668,013

	TOTAL OPTION CONTRACTS WRITTEN (Premiums received $45,224,089)		$37,270,285

(a)	Securities, or a portion thereof, with a value of $365,676,739 were pledged as collateral for options written.
(b)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2011, the market value of fair valued securities amounted to $42,155,991 or 3.40% of total investments.
(c)	At June 30, 2011, the Fund held investments in restricted securities amounting to $43,047 or 0.00% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/11 Carrying Value Per Unit
307,692	Comanche Energy Inc.	06/17/08	$1,849,999	—
34,091	Comanche Energy Inc., Cl. A, Warrants expire 06/18/13	06/17/08	93,750	—
36,197	Comanche Energy Inc., Cl. B, Warrants expire 06/18/13	06/17/08	93,750	—

Acquisition Shares/ Principal Amount	Issuer	Acquisition Date	Acquisition Cost	06/30/11 Carrying Value Per Unit
82,965	Comanche Energy Inc., Cl. C, Warrants expire 06/18/13	06/17/08	$187,501	—
$4,824,716	Comanche Energy Inc., PIK, 15.500%, 06/13/13	06/17/08	4,599,716	$0.8922

(d)	Illiquid security.
(e)	Denoted in units.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the market value of Rule 144A security amounted to $811,862 or 0.07% of total investments.
(g)	Principal amount denoted in Canadian dollars.
(h)	At June 30, 2011, the Fund has entered into over-the-counter Option Contracts Written with Pershing LLC and Morgan Stanley.
(i)	Exercise price denoted in British Pounds.
(j)	Exercise price denoted in Canadian dollars.
(k)	Exercise price denoted in Australian dollars.
(l)	Exercise price denoted in Euros.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
PIK	Payment-in-kind

Geographic Diversification	% of Market Value	Market Value
Long Positions
North America	62.5%	$775,264,458
Europe	18.7	231,791,891
South Africa	6.4	79,126,181
Asia/Pacific	6.3	78,337,019
Latin America	6.1	75,809,716

Total Investments	100.0%	$1,240,329,265

Short Positions
North America	(2.1)%	$(26,556,120)
Europe	(0.6)	(7,412,276)
Latin America	(0.1)	(1,256,540)
South Africa	(0.1)	(1,076,378)
Asia/Pacific	(0.1)	(968,971)

Total Investments	(3.0)%	$(37,270,285)

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

Assets:
Investments, at value (cost $1,161,947,500)	$1,240,329,265
Foreign currency, at value (cost $8,458)	8,671
Cash	6,964
Deposit at brokers	14,985,572
Receivable for investments sold	14,940,328
Receivable for Fund shares sold	7,235,575
Dividends and interest receivable	788,561
Deferred offering expense	237,384
Prepaid expense	12,150

Total Assets	1,278,544,470

Liabilities:
Call options written (premiums received $39,446,539)	33,602,272
Put options written (premiums received $5,777,550)	3,668,013
Payable for investments purchased	4,879,581
Distributions payable	72,796
Payable for investment advisory fees	971,336
Payable for accounting fees	7,500
Payable for common offering expenses	144,763
Other accrued expenses	233,437

Total Liabilities	43,579,698

Preferred Shares:
Series A Cumulative Preferred Shares (6.625%, $25 liquidation value, $0.001 par value, 4,000,000 shares authorized with 3,955,687 shares issued and outstanding)	98,892,175

Net Assets Attributable to Common Shareholders	$1,136,072,597

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,039,431,876
Accumulated distributions in excess of net investment income	(11,669,828)
Accumulated net realized loss on investments, written options, and foreign currency transactions	21,974,556
Net unrealized appreciation on investments	78,381,765
Net unrealized appreciation on written options	7,953,804
Net unrealized appreciation on foreign currency translations	424

Net Assets	$1,136,072,597

Net Asset Value per Common Share:
($1,136,072,597 ÷ 64,988,693 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$17.48

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $375,250)	$6,702,904
Interest	1,134,124

Total Investment Income	7,837,028

Expenses:
Investment advisory fees	5,758,513
Shareholder communications expenses	181,539
Offering expense for issuance of common shares	167,953
Legal and audit fees	123,555
Payroll expenses	66,870
Custodian fees	60,968
Trustees’ fees	50,941
Accounting fees	22,500
Shareholder services fees	12,326
Interest expense	2,629
Miscellaneous expenses	65,767

Total Expenses	6,513,561

Net Investment Income	1,323,467

Net Realized and Change in Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency:
Net realized gain on investments	46,599,611
Net realized gain on written options	13,674,497
Net realized gain on foreign currency transactions	51,650

Net realized gain on investments, written options, and foreign currency transactions	60,325,758

Net change in unrealized depreciation on investments	(80,773,666)
Net change in unrealized appreciation on written options	24,651,690
Net change in unrealized depreciation on foreign currency translations	(55,485)

Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	(56,177,461)

Net Realized and Change in Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency	4,148,297

Net Increase in Net Assets Resulting from Operations	5,471,764

Total Distributions to Preferred Shareholders	(3,257,605)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$2,214,159

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
Operations:
Net investment income	$1,323,467		$2,958,576
Net realized gain on investments, securities sold short, written options, and foreign currency transactions	60,325,758		61,307,700
Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	(56,177,461)		130,138,278

Net Increase in Net Assets Resulting from Operations	5,471,764		194,404,554

Distributions to Preferred Shareholders:
Net investment income	(195,456	)*	(1,205,775)
Net realized short-term gain	(3,062,149	)*	(4,284,486)
Net realized long-term gain	—		(1,079,545)

Total Distributions to Preferred Shareholders	(3,257,605)		(6,569,806)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	2,214,159		187,834,748

Distributions to Common Shareholders:
Net investment income	(1,496,278	)*	(13,539,912)
Net realized short-term gain	(21,446,644	)*	(48,111,445)
Net realized long-term gain	—		(12,122,449)
Return of capital	(26,932,995	)*	—

Total Distributions to Common Shareholders	(49,875,917)		(73,773,806)

Fund Share Transactions:
Net increase in net assets from common shares issued in offering	157,316,094		375,431,472
Net increase in net assets from common shares issued upon reinvestment of distributions	6,064,537		9,706,848

Net Increase in Net Assets from Fund Share Transactions	163,380,631		385,138,320

Net Increase in Net Assets Attributable to Common Shareholders	115,718,873		499,199,262
Net Assets Attributable to Common Shareholders:
Beginning of period	1,020,353,724		521,154,462

End of period (including undistributed net investment income of $0 and $0, respectively)	$1,136,072,597		$1,020,353,724

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008	2007	2006
Operating Performance:
Net asset value, beginning of period	$18.25		$15.91	$10.39	$29.48	$24.10	$21.99

Net investment income/(loss)	0.05		0.17	0.12	0.10	(0.02)	0.08
Net realized and change in unrealized gain/(loss) on investments, swap contracts, securities sold short, written options, and foreign currency transactions	0.01		3.61	7.06	(17.18)	7.61	3.77

Total from investment operations	0.06		3.78	7.18	(17.08)	7.59	3.85

Distributions to Preferred Shareholders: (a)
Net investment income	(0.00	)*(d)	(0.03)	(0.11)	(0.08)	(0.01)	—
Net realized gain	(0.05	)*	(0.12)	(0.18)	(0.28)	(0.07)	—

Total distributions to preferred shareholders	(0.05)		(0.15)	(0.29)	(0.36)	(0.08)	—

Distributions to Common Shareholders:
Net investment income	(0.03	)*	(0.31)	(0.26)	(0.13)	(0.15)	—
Net realized gain	(0.36	)*	(1.37)	(0.45)	(0.48)	(1.78)	(1.74)
Return of capital	(0.45	)*	—	(0.97)	(1.07)	—	—

Total distributions to common shareholders	(0.84)		(1.68)	(1.68)	(1.68)	(1.93)	(1.74)

Fund Share Transactions:
Increase in net asset value from common share transactions	0.06		0.39	0.31	0.01	0.00 (d)	—
Increase in net asset value from repurchases of preferred shares	—		—	0.00 (d)	0.01	—	—
Offering costs for preferred shares charged to paid-in capital	—		—	—	0.01	(0.20)	—

Total fund share transactions	0.06		0.39	0.31	0.03	(0.20)	—

Net Asset Value, End of Period	$17.48		$18.25	$15.91	$10.39	$29.48	$24.10

NAV total return †	0.44%		27.25%	74.36%	(61.59)%	31.47%	18.29%

Market value, end of period	$17.77		$19.27	$16.34	$13.10	$29.15	$24.60

Investment total return ††	(3.34)%		30.77%	40.14%	(50.94)%	27.40%	21.86%

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

FINANCIAL HIGHLIGHTS (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008	2007	2006
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$1,234,965		$1,119,246	$620,047	$289,046	$633,253	—
Net assets attributable to common shares, end of period (in 000’s)	$1,136,073		$1,020,354	$521,155	$190,109	$533,253	$432,741
Ratio of net investment income/(loss) to average net assets attributable to common shares	0.25	%(e)	0.41%	1.44%	0.39%	(0.09)%	0.42%
Ratio of operating expenses to average net assets attributable to common shares (b)	1.24	%(e)	1.33%	1.78%	1.69%	1.45%	1.17%
Ratio of operating expenses to average net assets including liquidation value of preferred shares (b)	1.13	%(e)	1.17%	1.35%	1.37%	1.39%	—
Portfolio turnover rate †††	31.0%		51.5%	61.0%	41.5%	71.3%	114.8%
Preferred Shares:
6.625% Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$98,892		$98,892	$98,892	$98,937	$100,000	—
Total shares outstanding (in 000’s)	3,956		3,956	3,956	3,957	4,000	—
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00	—
Average market value (c)	$25.98		$26.01	$24.60	$24.10	$24.16	—
Asset coverage per share	$312.20		$282.95	$156.75	$73.04	$158.31	—
Asset coverage	1,249%		1,132%	627%	292%	633%	—

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund's dividend reinvestment plan. Total return for a period of less than one year is not annualized.
†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007 would have been 77.7%. The portfolio turnover rate for the year ended 2006 would have been as shown.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based upon average common shares outstanding on the record dates throughout the periods.
(b)	The Fund incurred interest expense during the years ended December 31, 2008, 2007, and 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets attributable to common shares would have been 1.54%, 1.33%, and 1.16%, respectively, and for 2008 and 2007, the ratio of operating expenses to average net assets including liquidation value of preferred shares would have been 1.25% and 1.27%, respectively. For the six months ended June 30, 2011 and the years ended December 31, 2010 and 2009, the effect of interest expense was minimal.
(c)	Based on weekly prices.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Organization.  The Gabelli Global Gold, Natural Resources & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on January 4, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on March 31, 2005.

The Fund’s primary investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resources industries. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution, or trading of gold, or the financing, managing and controlling, or operating of companies engaged in “gold related” activities (“Gold Companies”). In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production, or distribution of natural resources, such as gas and oil, paper, food and agriculture, forestry products, metals, and minerals as well as related transportation companies and equipment manufacturers (“Natural Resources Companies”). The Fund may invest in the securities of companies located anywhere in the world.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$512,625,094	—	$0	$512,625,094
Metals and Mining	559,149,431	$37,856,362	—	597,005,793
Total Common Stocks	1,071,774,525	37,856,362	0	1,109,630,887
Convertible Preferred Stocks (a)	4,117,400	—	—	4,117,400
Warrants:
Energy and Energy Services	—	—	0	0
Metals and Mining	893,644	—	—	893,644
Total Warrants	893,644	—	0	893,644
Convertible Corporate Bonds (a)	—	8,116,875	3,916,362	12,033,237
Corporate Bonds (a)	—	5,848,870	43,047	5,891,917
U.S. Government Obligations	—	107,762,180	—	107,762,180
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,076,785,569	$159,584,287	$3,959,409	$1,240,329,265
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(16,627,310)	$(16,974,962)	$—	$(33,602,272)
Put Options Written	(2,159,013)	(1,509,000)	—	(3,668,013)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(18,786,323)	$(18,483,962)	$—	$(37,270,285)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/10	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3††	Transfers out of Level 3††	Balance as of 6/30/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 6/30/11†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Warrants:
Energy and Energy Services	0	—	—	—	—	—	—	—	0	—
Convertible Corporate Bonds	3,419,897	(296)	—	496,761	—	—	—	—	3,916,362	496,761
Corporate Bonds	43,047	22,117	—	(375,370)	353,253	—	—	—	43,047	(375,370)
TOTAL INVESTMENTS IN SECURITIES	$3,462,944	$21,821	$—	$121,391	$353,253	$—	$—	$—	$3,959,409	$121,391

†	Net change in unrealized appreciation/depreciation on investments is included in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Derivative Financial Instruments.

The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund. Investing in certain derivative financial instruments,

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2011, if any, are not accounted for as hedging instruments under U.S. GAAP and are disclosed in the Schedule of Investments.

Swap Agreements.  The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2011, the Fund held no investments in equity contract for difference swap agreements.

Options.  The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2011 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2011 had an average monthly premium amount of approximately $44,534,113. Please refer to Note 4 for option activity during the six months ended June 30, 2011.

As of June 30, 2011, the value of equity option positions can be found in the Statement of Assets and Liabilities under Liabilities, Call options written and Put options written. For the six months ended June 30, 2011, the effect of equity option positions can be found in the Statement of Operations under Net Realized and Change in Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency, Net realized gain on written options and Net change in unrealized appreciation on written options.

Repurchase Agreements.  The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2011, the Fund held no investments in repurchase agreements.

Securities Sold Short.  The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2011, there were no short sales outstanding.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended June 30, 2011.

Distributions to Shareholders.  Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Distributions to shareholders of the Fund’s 6.625% Series A Cumulative Preferred Shares are accrued on a daily basis.

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$61,651,357	$5,490,261
Net long-term capital gains	12,122,449	1,079,545
Return of capital	—	—

Total distributions paid	$73,773,806	$6,569,806

Provision for Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2010, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income (inclusive of short-term capital gains)	$1,197,182
Net unrealized appreciation on investments, written options, and foreign currency translations	118,977,958
Other temporary differences*	(2,805,656)

Total	$117,369,484

*	Other temporary differences are primarily due to adjustments on income from investments in hybrid securities and outstanding straddle losses.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments, written options, and the related net unrealized appreciation at June 30, 2011:

	Cost/ Premiums	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,171,595,056	$115,489,702	$(46,755,493)	$68,734,209
Written options	(45,224,089)	15,341,362	(7,387,558)	7,953,804

	$1,126,370,967	$130,831,064	$(54,143,051)	$76,688,013

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Agreements and Transactions with Affiliates.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2011, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser) and pays its allocated portion of the cost of the Fund’s Chief Compliance Officer. For the six months ended June 30, 2011, the Fund paid or accrued $66,870 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $15,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.  Portfolio Securities.  Purchases and sales of securities for the six months ended June 30, 2011, other than short-term securities and U.S. Government obligations, aggregated $471,863,901 and $345,439,878, respectively.

Written options activity for the Fund for the six months ended June 30, 2011 was as follows:

	Number of Contracts	Premiums
Options outstanding at December 31, 2010	248,423	$41,187,943
Stock splits on options	(7,500)	—
Options written	587,939	87,909,773
Options repurchased	(237,798)	(37,951,125)
Options expired	(227,269)	(36,272,087)
Options exercised	(65,541)	(9,650,415)

Options outstanding at June 30, 2011	298,254	$45,224,089

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

5.  Capital.  The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2011, the Fund did not repurchase any shares of beneficial interest.

The Fund filed a third $750,000,000 shelf offering with the SEC that was effective February 3, 2011, enabling the Fund to offer additional common and preferred shares. The Fund filed a second $350,000,000 shelf offering with the SEC that was effective February 10, 2010, enabling the Fund to offer additional common and preferred shares. The first $350,000,000 shelf offering became effective September 24, 2007. This shelf offering also gave the Fund the ability to offer additional common and preferred shares.

On October 16, 2007, the Fund completed the placement of $100 million of Cumulative Preferred Shares (“Preferred Shares”). The Fund received net proceeds of $96,450,000 (after underwriting discounts of $3,150,000 and offering expenses of $400,000) from the public offering of 4,000,000 shares of 6.625% Series A Cumulative Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the 6.625% Series A Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

Commencing October 16, 2012, and at any time thereafter, the Fund, at its option, may redeem the Preferred Shares in whole or in part at the redemption price. The Board has authorized the repurchase of the Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2011, the Fund did not repurchase any shares of 6.625% Series A Cumulative Preferred Shares. At June 30, 2011, 3,955,687 Preferred Shares were outstanding and accrued dividends amounted to $72,796.

During the six months ended June 30, 2011, the Fund issued 8,735,474 shares of beneficial interest through various “at the market offerings”. The net proceeds received from these various offerings were $157,316,094 (net of sales manager commissions of $1,589,051). Offering expenses related to these issuances totaled $167,953. The net proceeds received from the various offerings exceeded the NAV of the shares by $3,815,294. Gabelli & Company, Inc., an affiliate of the Adviser, acted as sales manager for all of the offerings and collected sales manager commissions of $1,589,051.

During the year ended December 31, 2010, the Fund issued 22,553,236 shares of beneficial interest through various “at the market offerings.” The net proceeds received from these various offerings were $375,431,472 (net of sales manager commissions of $3,792,237). Offering expenses related to these issuances totaled $216,336. The net proceeds received from the various offerings during the year ended December 31, 2010 exceeded the NAV of the shares by $15,753,426. Gabelli & Company, Inc., an affiliate of the Adviser, acted as sales manager for all of the offerings and collected sales manager commissions of $3,792,237 for the year ended December 31, 2010.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

As of June 30, 2011, after considering the issuance of the preferred and common shares, the Fund has approximately $600 million available for issuance under the shelf offering.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Shares issued pursuant to shelf offerings	8,735,474	$157,316,094	22,553,236	$375,431,472
Net increase from shares issued upon reinvestment of distributions	341,369	6,064,537	597,353	9,706,848

Total	9,076,843	$163,380,631	23,150,589	$385,138,320

6.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

8.  Subsequent Events.  Management has evaluated the impact on the Fund of events occurring through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

Board Consideration and Approval of Advisory Agreement (Unaudited)

At its meeting on February 16, 2011, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services.  The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance.  The Independent Board Members reviewed the performance of the Fund since inception against a peer group of sector options arbitrage and options strategies closed-end funds prepared by Lipper. The Independent Board Members noted that the Fund's performance was in the top quartile for the one year period and in the bottom quartile for the three year period and in the top half for the five year period.

Profitability.  The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge.

Economies of Scale.  The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale.  The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential sharing of economies of scale.

Service and Cost Comparisons.  The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of options arbitrage and options strategies closed-end funds and noted that the Adviser's advisory fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that within this group, the Fund's expense ratios were higher than average and the Fund's size was somewhat above average. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds, except for the presence of leverage and fees chargeable on assets attributable to leverage in certain circumstances. The Independent Board Members recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions.  The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services, and that the performance record had been both excellent and poor during various reporting periods, and that the Independent Board Members would continue to review performance carefully as the Fund’s performance record lengthened. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was reasonable and that economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

TRUSTEES AND OFFICERS

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center, Rye, NY 10580-1422

Trustees

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance Holdings Ltd.

Mario d’Urso

Former Italian Senator

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

President & Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Attorney-at-Law,

Avansino, Melarkey, Knobel & Mulligan

Salvatore M. Salibello

Certified Public Accountant,

Salibello & Broder, LLP

Anthonie C. van Ekris

Chairman, BALMAC International, Inc.

Salvatore J. Zizza

Chairman, Zizza & Co., Ltd.

Officers

Bruce N. Alpert

President

Carter W. Austin

Vice President

Peter D. Goldstein

Chief Compliance Officer

Molly A.F. Marion

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

Agnes Mullady

Treasurer & Secretary

Investment Adviser

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

Custodian

The Bank of New York Mellon

Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

Transfer Agent and Registrar

American Stock Transfer and Trust Company

Stock Exchange Listing

	Common	6.625% Preferred
NYSE Amex–Symbol:	GGN	GGN PrA
Shares Outstanding:	64,988,693	3,955,687

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL GOLD, NATURAL

RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

(914) 921-5070

www.gabelli.com

Semiannual Report

June 30, 2011

GGN Q2/2011

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/11 through 01/31/11	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 56,114,092 Preferred Series A –3,955,687

Month #2 02/01/11 through 02/28/11	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 57,598,692 Preferred Series A – 3,955,687

Month #3 03/01/11 through 03/31/11	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 60,039,937 Preferred Series A – 3,955,687

Month #4 04/01/11 through 04/30/11	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 60,605,799 Preferred Series A – 3,955,687

Month #5 05/01/11 through 05/31/11	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 62,427,349 Preferred Series A – 3,955,687

Month #6 06/01/11 through 06/30/11	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common - 64,988,693 Preferred Series A – 3,955,687

Total	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Global Gold, Natural Resources & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date  8/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date  8/26/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date  8/26/11

*	Print the name and title of each signing officer under his or her signature.